Goodwill And Intangible Assets (Narrative) (Details) - USD ($)		12 Months Ended
	Jul. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Goodwill and Intangible Assets [Line Items]
Indicators of impairment	$ 0
Amortization of intangible assets		$ 14,427,000	$ 10,423,000	$ 12,366,000
Customer Relationships [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets		9 years 4 months 24 days
Trade Name [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets		9 years 10 months 24 days
Non-Compete Agreements [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets		3 years 8 months 12 days